SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful receivables
Receivable from Sinosure recorded in prepaid expenses and other current assets	$ 442	$ 643	$ 452